Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales to related parties	$ 4,212	$ 4,679
Depreciation and Impairment	1,277	1,310
Purchases of goods, related party transactions	$ 1,056	$ 1,047